FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Disclosure Of Fair Value Of Each Investment Designated As Measured At Fair Value Through Other Comprehensive Income Explantory [Abstract]
Disclosure of fair value of each investment designated as measured at fair value through other comprehensive income [text block]

19    Financial assets at fair value through other comprehensive income

31 December 2018	The Group £m	The Bank £m
Debt securities:
Government securities	18,971	18,831
Asset-backed securities	57	5
Corporate and other debt securities	5,119	4,151
	24,147	22,987
Treasury and other bills	221	221
Total financial assets at fair value through other comprehensive income	24,368	23,208

At 31 December 2018 £21,247 million of financial assets at fair value through other comprehensive income of the Group and £20,196 million of the Bank had a contractual residual maturity of greater than one year.

All assets have been assessed at Stage 1 at 1 January and 31 December 2018.